Fees and Expenses - Calamos Growth and Income Portfolio	Apr. 09, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The Portfolio's shares can be purchased by certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-advantaged basis ("Retirement Plans") and by separate accounts of certain life insurance companies ("Participating Insurance Companies") offering qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, "Variable Contracts"). The Portfolio's shares are not offered directly to the public. You may pay other expenses under your Variable Contract or Retirement Plan which are not reflected in the table and examples below. Please read the Variable Contract's or Retirement Plan's disclosure documents to obtain that information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	N/A

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Portfolio Operating Expenses	1.26%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Portfolio's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$128	$400	$692	$1,523

Expense Example, No Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$128	$400	$692	$1,523

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%